Consolidated Statements of Stockholders' Deficit - USD ($)	Total	Shares Capital [Member]	Contributed Surplus Member	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2020		596,178,029
Balance, amount at Dec. 31, 2020	$ (7,611,453)	$ 50,460,594	$ 35,405,592	$ (221,860)	$ (93,255,779)
Sale of common shares (and warrants) in private placements, shares		40,015,000
Sale of common shares (and warrants) in private placements, amount	399,250	$ 399,150	100	0	0
Issuance of common shares for services, shares		4,440,000
Issuance of common shares for services, amount	57,400	$ 57,400	0	0	0
Stock based compensation	659,763	0	659,763	0	0
Deemed Dividends	0	0	85,930	0	(85,930)
Net loss for the year ended December 30, 2021 (as restated - see Note 1)	(2,524,146)	$ 0	0	0	(2,524,146)
Balance, shares at Dec. 31, 2021		640,633,029
Balance, amount at Dec. 31, 2021	(9,019,186)	$ 50,917,144	36,151,385	(221,860)	(95,865,855)
Sale of common shares (and warrants) in private placements, shares		45,640,000
Sale of common shares (and warrants) in private placements, amount	456,400	$ 456,400	0	0	0
Issuance of common shares for services, shares		9,740,000
Issuance of common shares for services, amount	97,400	$ 97,400	0	0	0
Stock based compensation	1,144,962	0	1,144,962	0	0
Deemed Dividends	0	0	780	0	(780)
Net loss for the year ended December 30, 2021 (as restated - see Note 1)	(3,643,495)	$ 0	0	0	(3,643,495)
Balance, shares at Dec. 31, 2022		696,013,029
Balance, amount at Dec. 31, 2022	(10,963,919)	$ 51,470,944	37,297,127	(221,860)	(99,510,130)
Sale of common shares (and warrants) in private placements, shares		65,130,000
Sale of common shares (and warrants) in private placements, amount	651,300	$ 651,300	0	0	0
Issuance of common shares for services, shares		11,155,000
Issuance of common shares for services, amount	111,550	$ 111,550	0	0	0
Stock based compensation	2,983,619	0	2,983,619	0	0
Net loss for the year ended December 30, 2021 (as restated - see Note 1)	(4,326,294)	$ 0	0	0	(4,326,294)
Conversion of notes payable and accrued interest for common stock, shares		1,140,839,400
Conversion of notes payable and accrued interest for common stock, amount	11,408,424	$ 11,408,424	0	0	0
Balance, shares at Dec. 31, 2023		1,913,137,429
Balance, amount at Dec. 31, 2023	$ (135,320)	$ 63,642,218	$ 40,280,746	$ (221,860)	$ (103,836,424)